Taxes - Schedule of Deferred Tax (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Deferred tax assets:
Provision for credit losses	$ 346	$ 44	$ 157
Depreciation	10,388	1,336	15,896
Total deferred tax assets	10,734	1,380	16,053
Deferred tax liabilities:
Total deferred tax liabilities
Deferred tax assets, net	$ 10,734	$ 1,380	$ 16,053